STOCKHOLDERS EQUITY (Details Narrative) - USD ($)								1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 09, 2022	Jul. 06, 2021	Jun. 10, 2021	Jan. 15, 2021	Jul. 06, 2020	Mar. 13, 2020	Dec. 11, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 13, 2019	Jun. 16, 2016	Sep. 15, 2015	Sep. 15, 2015	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2019
Common stock, shares authorized														400,000,000		400,000,000		400,000,000	400,000,000
Common stock, par value														$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued														29,980,183		29,980,183		25,206,914	12,619,369
Common stock, shares outstanding														29,980,183		29,980,183		25,206,914	12,619,369
Warrant to purchase of common stock						1,610,313
Conversion of preferred stock into common stock, maximum ownership limit, percentage														4.99%		4.99%		4.99%
Unregistered warrants									2,360,313
Exercise price									$ 1.04
Warrants, outstanding														31,524,794		31,524,794		20,928,767		31,524,794
Warrants, exercise price														$ 0.0001		$ 0.0001		$ 1.45	$ 1.29	$ 0.86	$ 1.94
December 2018 Warrants
Warrant to purchase of common stock														5,181,346		5,181,346
Exercise price														$ 1.93		$ 1.93
May 2022 Warrants
Warrant to purchase of unregistered common stock																10,596,027
Warrant to purchase of unregistered common stock, value																$ 3,800,000
Exercise price														$ 0.63		$ 0.63
Preferred Stock
Preferred stock, par value																		$ 0.0001
Number of shares authorized																		10,000,000
Second Inducement Stock Options
Stock Options Description																The option award will vest as follows: 25% on the one-year anniversary of the CEO’s employment start date and an additional 25% on each of the following three anniversaries of the CEO’s employment start date, subject to continued employment		The option award will vest as follows: 25% on the one-year anniversary of the CEO’s employment start date and an additional 25% on each of the following three anniversaries of the CEO’s employment start date, subject to continued employment
Stock Option Award Granted		250,000														250,000		250,000
Stock Options Exercise Term																10 years		10 years
Stock Options Exercise Price																$ 1.97		$ 1.97
Risk-free Interest Rate																1.13%		1.13%
Dividend yield																0.00%		0.00%
Vvolatility factor rate																99.36%		99.36%
Expected life																7 years		7 years
Estimated fair value of the inducement stock option award granted														$ 403,180		$ 403,180		$ 403,180
First Inducement Stock Options
Stock Options Description																The option award will vest as follows: 25% upon initiation of a Phase 3 trial; 25% upon database lock; 25% upon acceptance for review of an investigational NDA; and 25% upon approva		The option award will vest as follows: 50% upon initiation of a Phase 3 trial for levosimendan by June 30, 2022; and 50% upon initiation of a Phase 3 trial for imatinib by June 30, 2022
Stock Option Award Granted		100,000														100,000		100,000
Stock Options Exercise Term																10 years		10 years
Stock Options Exercise Price																$ 1.97		$ 1.97
Risk-free Interest Rate																1.37%		1.37%
Dividend yield																0.00%		0.00%
Vvolatility factor rate																103.50%		103.50%
Expected life																10 years		10 years
Estimated fair value of the inducement stock option award granted														178,291		$ 178,291		$ 178,291
Inducement Stock Options
Stock Options Description																The option award was to vest as follows: 50% upon initiation of a Phase 3 trial for levosimendan by June 30, 2022; and 50% upon initiation of a Phase 3 trial for imatinib by June 30, 2022		The option award will vest as follows: 25% upon initiation of a Phase 3 trial; 25% upon database lock; 25% upon acceptance for review of an investigational NDA; and 25% upon approval
Stock Option Award Granted				250,000												250,000		250,000
Stock Options Exercise Term				10 years												10 years
Stock Options Exercise Price				$ 1.78												$ 1.78
Risk-free Interest Rate																1.11%		1.11%
Dividend yield																0.00%		0.00%
Vvolatility factor rate																103.94%		103.94%
Expected life																10 years		10 years
Estimated fair value of the inducement stock option award granted														402,789		$ 402,789		$ 402,789
Compensation expense														24,296		117,741		194,143
Unrecognized compensation costs														468,000		$ 468,000		778,658
2016 Stock Incentive Plan
Compensation expense																		391,801	$ 218,148
Unrecognized compensation costs																		$ 167,000
Stock Options Granted, Vesting Period																		Stock options granted generally vest over three to four years
Number Of Shares Previously Authorized For Issuance			750,000							150,000	150,000
Number Of Shares Of Common Stock Authorized For Issuance			150,000							750,000
Weighted average remaining vesting period																		9 months 26 days
Weighted average fair value																		$ 1.53	$ 0.95
1999 Amended Stock Plan
Compensation expense														0	$ 1,290		$ 0	$ 1,290	$ 34,498
Number Of Shares Previously Authorized For Issuance										15,000	150,000					15,000		15,000
Number Of Shares Of Common Stock Authorized For Issuance												250,000	200,000			200,000		200,000
Unvested shares underlying outstanding stock awards																		152,500
Outstanding stock awards																		218,706
General and administrative compensation expense																		$ 187,000
Stock options granted fair market value percentage																		0.85%
2022 Plan Stock Options
Compensation expense														35,982		$ 69,932
Unrecognized compensation costs																$ 219,314
Weighted average remaining vesting period																2 years 1 month 13 days
Expected dividend yield																0.00%
2016 Plan Stock Options
Compensation expense														$ 25,831	$ 139,983	$ 91,536	$ 322,641
Unrecognized compensation costs																$ 64,309
Weighted average remaining vesting period																7 months 13 days
Stock Options Granted, Vesting Period																Stock options under the 2016 Plan could be granted with a term of up to ten years and at prices no less than fair market value at the time of grant. Stock options granted under the 2016 Plan generally vest over three to four years
2022 Stock Incentive Plan
Number Of Shares Of Common Stock Authorized For Issuance	1,100,000
March 2020 Warrants [Member]
Warrant to purchase of common stock									177,023
Warrants, outstanding																		20,928,767
Warrant To Purchase Of Common Stock Exercise Price									$ 1.4564
Net proceeds from the offerings, after deducting placement agent fees and other direct offering expenses						$ 2,100,000
Fair value allocated pre-funded warrants						1,100,000
Fair value allocated common stock						$ 500,000
Fair value allocated warrants									$ 1,100,000
Estimated fair value									$ 35,308
Issued underwriter warrant to purchase common stock									94,413
Estimated fair value of warrant issued for services									$ 66,201
Underwriter warrant to purchase common stock exercise price									$ 1.4564
Unregistered common stock warrants to purchase common stock						2,360,313
Unregistered warrants exercise price						$ 1.04
Fair value of warrants						$ 2,750,000
Warrant to purchase of common stock term						5 years 5 months 30 days
Pre-Funded Warrants
Warrants, outstanding														15,856,032		15,856,032		10,033,274
March 2020 Warrants
Warrant To Purchase Of Common Stock Exercise Price														$ 0.63		$ 0.63
July 2020 Offering
Warrant to purchase of common stock					652,313
Purchase Price Per Unit					$ 1.0278
Warrant to purchase of unregistered common stock					7,783,616
Warrant to purchase of unregistered common stock, value					$ 800,000,000
Number of units issued					2,523,611
Net proceeds from the offerings, after deducting placement agent fees and other direct offering expenses					$ 6,500,000
Fair value allocated pre-funded warrants					300,000.0
Fair value allocated common stock					1,500,000
Fair value allocated warrants					$ 3,500,000
July 2020 Warrants
Warrant To Purchase Of Common Stock Exercise Price																		$ 0.903
Warrant to purchase of unregistered common stock, value																		$ 3,500,000
Estimated fair value								$ 213,038
Unregistered common stock warrants to purchase common stock																		7,783,616
Issued underwriter warrant to purchase common stock								311,345
July 2021 Warrants
Warrant To Purchase Of Common Stock Exercise Price																		$ 1.97
Warrant to purchase of unregistered common stock																		4,773,269
Warrant to purchase of unregistered common stock, value																		$ 4,500,000
Stock Units Issued		4,773,269
July 2021 Offering
Warrant to purchase of common stock					4,607,692													357,995
Number of units, issued		$ 4,773,269
Purchase Price Per Unit		$ 2.095
Warrant To Purchase Of Common Stock Exercise Price					$ 0.0001													$ 2.46
Number Of Securities Called By Warrants		9,546,538
Proceeds From Issuance Of Private Placement		$ 9,200,000
Pre-funded Warrants, Fair Value		5,500,000
Warrants, Fair Value		$ 4,500,000.0
Estimated fair value																		$ 558,472
July 2021 Offering
Warrant To Purchase Of Common Stock Exercise Price														$ 1.97		$ 1.97
Number Of Securities Called By Warrants														357,995		357,995
Exercise price														$ 2.46		$ 2.46
Reducing exercise price														$ 0.63		$ 0.63
Equity fair value														$ 558,472		$ 558,472
Series A Preferred Stock
Conversion of preferred stock into common stock, maximum ownership limit, percentage														9.99%		9.99%		9.99%
Number of units, issued							$ 5,181,346
Proceeds from issuance or sale of equity							$ 9,000,000.0
Preferred stock, dividends																			$ 1,800,016
Preferred stock, convertible, conversion price														$ 1.93		$ 1.93		$ 1.93
Preferred stock, par value							$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding														210		210		210	210
Preferred Stock, Shares Issued														5,181,346		5,181,346		5,181,346	5,181,346
Series A Preferred Stock | Two-Year Warrant
Warrants, exercise price							1.93
Series A Preferred Stock | Five-Year Warrant
Warrants, exercise price							$ 1.93
Warrants [Member] | July 2020 Offering
Warrant to purchase of common stock					4,607,692													583,771
Exercise price														$ 0.903		$ 0.903
Purchase Price Per Unit					$ 1.0277
Warrant To Purchase Of Common Stock Exercise Price					$ 0.0001													$ 1.2848
Estimated fair value																		$ 399,445
Warrants [Member] | March 2020 Offerings
Number of units issued																		519,374
Warrants [Member] | December 2018 Offering
Stock issued during period, value																		$ 545,000
Stock issued during period, shares																		282,202
Warrants [Member] | May 2022 Offering
Purchase Price Per Unit														$ 0.775		$ 0.775
Amended warrants to purchase common stock														2,072,538		2,072,538
Termination date of warrants																Dec. 11, 2025
Warrant To Purchase Of Common Stock Exercise Price														$ 0.63		$ 0.63
Number Of Securities Called By Warrants														21,192,054		21,192,054
Proceeds From Issuance Of Private Placement																$ 790,000
Pre-funded Warrants, Fair Value														$ 4,200,000		4,200,000
Warrants, Fair Value														$ 3,800,000		$ 3,800,000
Series B Preferred Stock
Preferred Stock, Shares Issued				10,232
Preferred stock, convertible, terms																881.5 shares of common stock and (ii) the right to receive up to 118.5 Holdback Shares, to be delivered 24 months after the date of issuance of the Series B Stock, subject to reduction for indemnification claims		(i) 881.5 shares of common stock and (ii) the right to receive up to 118.5 Holdback Shares, to be delivered 24 months after the date of issuance of the Series B Stock, subject to reduction for indemnification claims
Stock convertible into an aggregate shares of common stock				$ 10,232,000